Income Taxes Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
15. Income Taxes

Income tax expense consists of the following:

	Years ended December 31,
(In millions)	2016	2015	2014
Current	$(33)	$(19)	$(84)
Deferred	(19)	31	137
Income tax expense (benefit)	$(52)	$12	$53

Income tax expense was calculated based on the following components of income before income taxes:

	Years ended December 31,
(In millions)	2016	2015	2014
Pre-tax income – Bermuda	$565	$508	$263
Pre-tax income – Germany	16	8	—
Pre-tax income – U.S.	135	74	261
Income before income taxes	$716	$590	$524

The expected tax provision computed on pre-tax income at the weighted average tax rate has been calculated as the sum of the pre-tax income in each jurisdiction multiplied by that jurisdiction's applicable statutory tax rate. Statutory tax rates of 0%, 31% and 35% have been used for Bermuda, Germany and the United States, respectively. A reconciliation of the difference between the provision for income taxes and the expected tax provision at the weighted average tax rate is as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Expected tax provision computed on pre-tax income at weighted average income tax rate	$52	$28	$91
(Decrease) increase in income taxes resulting from:
Deferred tax valuation allowance	(116)	(6)	(22)
Prior year true-up	8	2	(12)
Corporate owned life insurance	(7)	(7)	(6)
Stock compensation expense	5	—	—
State taxes and other	6	(5)	2
Total income tax expense (benefit)	$(52)	$12	$53
Effective tax rate	(7)%	2%	10%

Total income taxes were as follows:

	Years ended December 31,
(In millions)	2016	2015	2014
Income tax expense (benefit)	$(52)	$12	$53
Income tax expense (benefit) from OCI	259	(424)	317
Total income taxes	$207	$(412)	$370

Deferred income tax assets and liabilities consisted of the following:

	December 31,
(In millions)	2016	2015
Deferred tax assets
Insurance liabilities	$1,483	$1,354
Net unrealized losses on AFS	—	84
Net operating and capital loss carryforwards	221	170
Tax credits	18	—
VOBA	69	72
Employee benefits	52	57
Other	27	20
Total deferred tax assets	1,870	1,757
Valuation allowance[1]	(72)	(193)
Deferred tax asset, after valuation allowance	1,798	1,564
Deferred tax liabilities
Investments, including derivatives	668	429
Net unrealized gains on AFS	178	—
VOBA	346	375
DAC	232	109
Other	6	42
Total deferred tax liability	1,430	955
Net deferred tax asset[2]	$368	$609

1 A portion of the valuation allowance reduction was recorded in other comprehensive income.
[2] Net deferred tax asset includes deferred tax liability relating to ADKG, which is included in other liabilities on the consolidated balance sheets.

As of December 31, 2016, we have gross deferred tax assets associated with U.S. federal and state net operating losses of $632 million, which will begin to expire in 2022.

The valuation allowance consists of the following:

	December 31,
(In millions)	2016	2015
U.S. federal and state net operating losses	$22	$100
U.S. other deferred tax assets	—	27
German other deferred tax assets	50	66
Total valuation allowance	$72	$193

During the third quarter of 2016, we identified a tax plan that, when implemented, will allow us to use a significant portion of the U.S. non-life insurance companies’ net operating losses, which are scheduled to expire beginning in 2022, and other deductible temporary differences. As a result, we released the corresponding deferred tax valuation allowance of $102 million, as it is more likely than not that these attributes will be realized.

AHL and its Bermuda subsidiaries file protective U.S. income tax returns and its U.S. subsidiaries file income tax returns with the U.S. federal government and various U.S. state governments. AADE is not subject to U.S. federal and state examinations by tax authorities for years prior to 2007, while Athene Annuity & Life Assurance Company of New York (AANY) and Athene Life Insurance Company (ALIC) are not subject to examinations for years prior to 2011 and 2013, respectively. See discussion of ongoing tax examinations relating to Aviva USA and subsidiaries at Note 18 – Commitments and Contingencies.

Under current Bermuda law, we are not required to pay any taxes in Bermuda on either income or capital gains. We have received an undertaking from the Bermuda Minister of Finance that, in the event of any such taxes being imposed, the Company will be exempted from taxation until the year 2035.

Withholding taxes have not been provided on undistributed earnings of AHL's U.S. and German subsidiaries as of December 31, 2016 or 2015. Although withholding taxes may apply in the event a dividend is paid by AHL's U.S. or German subsidiaries, we have not accrued withholding taxes as we do not intend to remit these earnings. The cumulative amount subject to withholding tax, if distributed, as well as the determination of the associated tax liability, is not practicable to compute; however, it may be material to the Company's financial position and results of operations. Any dividends remitted to AHL from ALRe are not subject to withholding tax.